Summary of Significant Accounting Policies - Schedule of Exchange Rates Consolidated Financial Statements (Details)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Year-end spot rate [Member]
Schedule of Exchange Rates Consolidated Financial Statements [Line Items]
Exchange rates	7.7677	7.8109
Average rate [Member]
Schedule of Exchange Rates Consolidated Financial Statements [Line Items]
Exchange rates	7.803	7.8292	7.8306